Defendant Asbestos and Environmental Liabilities - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) site	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Liability for Claims and Claims Adjustment Expense [Line Items]
Other expense (income)	$ (99,284)	$ 5,963	$ (22,975)
Collection of disputed insurance recoveries	166,700
Proceeds from disputed insurance recoveries	179,600
Recovery of previously written-off insurance payments	19,300
Asbestos and environmental liabilities	$ 2,100,000	2,300,000
Number of hazardous waste disposal sites | site	22
Defendant asbestos liabilities
Liability for Claims and Claims Adjustment Expense [Line Items]
Asbestos and environmental liabilities	$ 913,300	1,100,000
Defendant environmental liabilities
Liability for Claims and Claims Adjustment Expense [Line Items]
Asbestos and environmental liabilities	$ 12,600	$ 10,300